Significant Components of Deferred Taxes (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current
Allowance for doubtful accounts	$ 1,163	¥ 7,533	¥ 1,523
Accrued salary and welfare	3,526	22,843	30,226
Accrued expenses	691	4,474	2,302
Property and equipment	229	1,487	1,424
Deferred government grant-current	50	321	74
Valuation allowance	(856)	(5,545)	(547)
Net current deferred tax assets	4,803	31,113	35,002
Non-current
Tax losses	7,144	46,283	18,787
Property and equipment	2,899	18,783	15,428
Intangible assets	274	1,772	936
Capital lease	2,325	15,061	8,717
Deferred government grant-non-current	812	5,259	6,234
Depreciation and amortization generated from acquisitions	1,106	7,163	8,361
Valuation allowance	(7,320)	(47,421)	(15,890)
Net non-current deferred tax assets	7,240	46,900	42,573
Total deferred tax assets	12,043	78,013	77,575
Current
Accrued interest income			2,696
Non-current
Intangible assets	31,529	204,236	235,346
Property and equipment	10,658	69,038	69,896
Capitalized interest expense	1,034	6,700	5,098
Gain generated from equity method investment	2,043	13,238
Net non-current deferred tax liabilities	45,264	293,212	310,340
Total deferred tax liabilities	$ 45,264	¥ 293,212	¥ 313,036